Stock-Based Compensation (Details) - Schedule of Option-Pricing Model	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Stock-Based Compensation (Details) - Schedule of Option-Pricing Model [Line Items]
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of Option-Pricing Model [Line Items]
Expected term	3 years	4 years
Expected volatility	48.35%	46.73%
Risk-free rate	3.62%	1.37%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of Option-Pricing Model [Line Items]
Expected term	5 years	6 years
Expected volatility	63.84%	47.71%
Risk-free rate	4.21%	3.00%